Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Axon Enterprise Inc.(a)	19,519	$1,622,615
BWX Technologies Inc.	29,587	1,613,083
Kratos Defense & Security Solutions Inc.(a)	32,626	587,594
Mercury Systems Inc.(a)	17,274	1,337,526

		5,160,818

Auto Components — 0.8%
Dorman Products Inc.(a)	8,963	732,725
Fox Factory Holding Corp.(a)(b)	12,739	1,133,771

		1,866,496

Banks — 0.8%
First Financial Bankshares Inc.	44,134	1,320,490
ServisFirst Bancshares Inc.	14,419	527,591

		1,848,081

Beverages — 1.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,000	2,431,320
Coca-Cola Consolidated Inc.(b)	1,447	332,173
National Beverage Corp.(a)	3,633	233,057

		2,996,550

Biotechnology — 9.9%
Acceleron Pharma Inc.(a)	15,864	1,573,233
Agios Pharmaceuticals Inc.(a)	18,842	853,919
Akcea Therapeutics Inc.(a)(b)	5,349	57,983
Alector Inc.(a)	11,718	183,621
Amicus Therapeutics Inc.(a)	80,053	1,156,766
Arrowhead Pharmaceuticals Inc.(a)(b)	31,620	1,361,873
Blueprint Medicines Corp.(a)	16,836	1,232,058
ChemoCentryx Inc.(a)	15,012	791,282
CRISPR Therapeutics AG(a)(b)	12,783	1,092,435
Deciphera Pharmaceuticals Inc.(a)	6,273	290,879
Eidos Therapeutics Inc.(a)(b)	1,676	67,208
Emergent BioSolutions Inc.(a)(b)	13,846	1,540,229
Fate Therapeutics Inc.(a)	21,643	676,777
FibroGen Inc.(a)	24,919	1,008,472
Global Blood Therapeutics Inc.(a)(b)	18,933	1,277,599
Halozyme Therapeutics Inc.(a)(b)	35,457	964,076
Insmed Inc.(a)(b)	31,413	820,508
Intercept Pharmaceuticals Inc.(a)(b)	7,906	360,830
Invitae Corp.(a)	35,736	1,043,491
Iovance Biotherapeutics Inc.(a)(b)	41,549	1,207,829
Ligand Pharmaceuticals Inc.(a)(b)	4,982	583,791
Mirati Therapeutics Inc.(a)	11,661	1,414,596
Natera Inc.(a)	20,552	986,907
PTC Therapeutics Inc.(a)(b)	19,542	905,381
REVOLUTION Medicines Inc.(a)	6,468	156,008
Sage Therapeutics Inc.(a)(b)	16,131	735,090
Ultragenyx Pharmaceutical Inc.(a)(b)	17,450	1,363,892
Xencor Inc.(a)	15,387	462,995

		24,169,728

Building Products — 2.6%
AAON Inc.(b)	12,609	747,083
Advanced Drainage Systems Inc.	16,248	796,152
Armstrong World Industries Inc.	14,862	1,058,769
Simpson Manufacturing Co. Inc.	12,288	1,186,529
Trex Co. Inc.(a)	17,974	2,504,318

		6,292,851

Capital Markets — 2.3%
Assetmark Financial Holdings Inc.(a)	3,837	106,860

Security	Shares	Value

Capital Markets (continued)
Cohen & Steers Inc.	6,811	$409,886
Hamilton Lane Inc., Class A	8,954	646,837
Interactive Brokers Group Inc., Class A	23,846	1,182,762
LPL Financial Holdings Inc.	24,502	1,936,148
Tradeweb Markets Inc., Class A(b)	23,994	1,297,356

		5,579,849

Chemicals — 1.0%
Balchem Corp.	10,043	1,006,911
Ingevity Corp.(a)	12,803	748,720
Quaker Chemical Corp.	4,029	781,626

		2,537,257

Commercial Services & Supplies — 2.9%
Cimpress PLC(a)	7,469	746,900
Clean Harbors Inc.(a)	15,890	947,044
IAA Inc.(a)	41,617	1,804,097
MSA Safety Inc.	11,105	1,316,276
Tetra Tech Inc.	16,785	1,487,990
UniFirst Corp./MA	4,739	883,729

		7,186,036

Communications Equipment — 1.0%
Acacia Communications Inc.(a)	11,819	803,455
ViaSat Inc.(a)(b)	18,150	688,974
Viavi Solutions Inc.(a)	70,849	979,842

		2,472,271

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	35,423	521,427

Consumer Finance — 0.6%
FirstCash Inc.	12,887	742,807
LendingTree Inc.(a)(b)	2,395	829,364

		1,572,171

Diversified Consumer Services — 3.2%
Chegg Inc.(a)	36,495	2,955,000
frontdoor Inc.(a)(b)	26,528	1,114,043
Grand Canyon Education Inc.(a)	14,700	1,304,478
ServiceMaster Global Holdings Inc.(a)	40,991	1,676,122
Strategic Education Inc.	6,904	871,354

		7,920,997

Diversified Financial Services — 0.4%
Cannae Holdings Inc.(a)	26,291	990,645

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings Inc.	13,038	1,174,854

Electronic Equipment, Instruments & Components — 3.2%
Badger Meter Inc.	9,037	565,716
Coherent Inc.(a)	7,536	1,046,223
Dolby Laboratories Inc., Class A	20,019	1,393,322
Fabrinet(a)	11,409	828,636
Itron Inc.(a)	11,107	772,603
Littelfuse Inc.	7,543	1,340,014
Novanta Inc.(a)	10,912	1,131,356
Rogers Corp.(a)	5,798	691,064

		7,768,934

Entertainment — 0.3%
World Wrestling Entertainment Inc., Class A	14,385	670,485

Equity Real Estate Investment Trusts (REITs) — 4.2%
CoreSite Realty Corp.	12,523	1,616,093
Easterly Government Properties Inc.	23,313	570,003

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EastGroup Properties Inc.	12,134	$1,609,696
First Industrial Realty Trust Inc.	39,522	1,735,806
QTS Realty Trust Inc., Class A	18,726	1,347,336
Rexford Industrial Realty Inc.	38,117	1,788,831
Safehold Inc.(b)	4,136	208,579
Terreno Realty Corp.(b)	21,032	1,277,904

		10,154,248

Food & Staples Retailing — 0.4%
Grocery Outlet Holding Corp.(a)(b)	19,771	869,726

Food Products — 1.4%
Freshpet Inc.(a)	10,756	1,033,114
Lancaster Colony Corp.	6,157	976,439
Sanderson Farms Inc.	6,150	685,694
Simply Good Foods Co. (The)(a)	25,459	612,034

		3,307,281

Health Care Equipment & Supplies — 7.8%
AtriCure Inc.(a)	13,679	558,240
Avanos Medical Inc.(a)(b)	14,804	454,039
Cantel Medical Corp.	11,509	543,800
CONMED Corp.	8,862	731,469
Glaukos Corp.(a)	12,340	539,258
Globus Medical Inc., Class A(a)(b)	23,508	1,132,615
ICU Medical Inc.(a)	6,019	1,105,871
Integer Holdings Corp.(a)	10,201	670,920
Integra LifeSciences Holdings Corp.(a)(b)	21,879	1,044,722
iRhythm Technologies Inc.(a)	8,402	1,045,881
Merit Medical Systems Inc.(a)	17,207	769,497
Neogen Corp.(a)	16,439	1,262,022
Nevro Corp.(a)(b)	10,563	1,404,457
NuVasive Inc.(a)	15,927	910,069
Quidel Corp.(a)	11,874	3,354,049
STAAR Surgical Co.(a)(b)	9,099	529,471
Tandem Diabetes Care Inc.(a)	17,740	1,853,120
Wright Medical Group NV(a)(b)	40,044	1,202,121

		19,111,621

Health Care Providers & Services — 2.7%
1Life Healthcare Inc.(a)(b)	8,979	265,868
Amedisys Inc.(a)	10,060	2,355,650
Ensign Group Inc. (The)	15,668	720,571
HealthEquity Inc.(a)	23,612	1,217,435
LHC Group Inc.(a)	9,226	1,800,085
Option Care Health Inc.(a)	10,466	123,289
Progyny Inc.(a)	3,177	84,588

		6,567,486

Health Care Technology — 1.3%
HMS Holdings Corp.(a)	27,482	893,165
Inspire Medical Systems Inc.(a)	5,044	501,172
Livongo Health Inc.(a)(b)	4,245	540,176
Omnicell Inc.(a)(b)	13,246	931,061
Schrodinger Inc.(a)	4,191	303,345

		3,168,919

Hotels, Restaurants & Leisure — 3.4%
Caesars Entertainment Inc.(a)	47,573	1,477,142
Choice Hotels International Inc.	9,808	824,264
Churchill Downs Inc.	10,904	1,510,422
Planet Fitness Inc., Class A(a)	24,840	1,296,648
Shake Shack Inc., Class A(a)	10,898	529,098
Wendy’s Co. (The)	55,351	1,283,036

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop Inc.	9,191	$1,436,094

		8,356,704

Household Durables — 1.2%
Installed Building Products Inc.(a)	6,557	518,724
Tempur Sealy International Inc.(a)	13,452	1,088,939
TopBuild Corp.(a)	10,354	1,365,900

		2,973,563

Household Products — 0.3%
WD-40 Co.(b)	4,248	834,944

Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies Inc.	15,861	943,730

Insurance — 1.2%
eHealth Inc.(a)	7,974	551,322
Kinsale Capital Group Inc.	6,416	1,250,479
RLI Corp.	12,422	1,094,751

		2,896,552

Interactive Media & Services — 3.3%
Cargurus Inc.(a)	22,446	648,465
Match Group Inc(a)	66,603	6,840,128
Yelp Inc.(a)	20,279	506,569

		7,995,162

Internet & Direct Marketing Retail — 1.7%
Chewy Inc., Class A(a)(b)	16,752	879,312
Grubhub Inc.(a)	28,569	2,063,825
Stamps.com Inc.(a)	5,043	1,312,592

		4,255,729

IT Services — 1.4%
Euronet Worldwide Inc.(a)	16,220	1,559,391
ExlService Holdings Inc.(a)	10,658	682,751
LiveRamp Holdings Inc.(a)	20,310	925,527
TTEC Holdings Inc.	5,520	261,979

		3,429,648

Leisure Products — 0.4%
YETI Holdings Inc.(a)	20,808	1,017,303

Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.(a)	7,120	265,718
Medpace Holdings Inc.(a)	8,354	997,050
NeoGenomics Inc.(a)	34,112	1,304,102

		2,566,870

Machinery — 1.9%
Albany International Corp., Class A	9,524	457,914
ESCO Technologies Inc.	8,089	695,169
Evoqua Water Technologies Corp.(a)	22,844	439,290
Federal Signal Corp.	18,693	577,801
Franklin Electric Co. Inc.	11,895	642,925
Proto Labs Inc.(a)(b)	8,271	993,512
RBC Bearings Inc.(a)	7,782	952,672

		4,759,283

Media — 0.8%
New York Times Co. (The), Class A	44,832	2,068,549

Multiline Retail — 0.8%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	17,569	1,846,502

Oil, Gas & Consumable Fuels — 0.7%
Parsley Energy Inc., Class A	96,200	1,056,276

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy Inc.(a)	126,929	$757,766

		1,814,042

Personal Products — 0.1%
USANA Health Sciences Inc.(a)	3,800	308,484

Pharmaceuticals — 1.2%
Arvinas Inc.(a)	4,760	149,940
MyoKardia Inc.(a)	16,379	1,476,239
Pacira BioSciences Inc.(a)	13,091	688,717
Theravance Biopharma Inc.(a)	14,957	290,465
Zogenix Inc.(a)	16,126	383,638

		2,988,999

Professional Services — 1.5%
Exponent Inc.	16,015	1,346,221
FTI Consulting Inc.(a)	11,526	1,376,665
TriNet Group Inc.(a)	13,318	878,988

		3,601,874

Real Estate Management & Development — 0.8%
Howard Hughes Corp. (The)(a)	13,994	744,341
Redfin Corp.(a)(b)	27,538	1,145,030

		1,889,371

Road & Rail — 0.4%
Saia Inc.(a)(b)	8,102	967,784

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Energy Industries Inc.(a)	11,893	874,968
Ambarella Inc.(a)	10,081	456,468
Brooks Automation Inc.	22,917	1,247,831
Enphase Energy Inc.(a)(b)	25,286	1,526,263
FormFactor Inc.(a)	23,672	682,701
Inphi Corp.(a)(b)	14,981	1,957,417
Lattice Semiconductor Corp.(a)	41,826	1,300,370
Power Integrations Inc.	9,271	1,131,340
Semtech Corp.(a)	20,242	1,128,087
Silicon Laboratories Inc.(a)	13,573	1,364,222
SolarEdge Technologies Inc.(a)	15,420	2,700,042

		14,369,709

Software — 14.4%
8x8 Inc.(a)(b)	32,164	511,408
ACI Worldwide Inc.(a)	36,029	965,217
Alarm.com Holdings Inc.(a)	13,185	923,477
Alteryx Inc., Class A(a)(b)	15,471	2,715,006
Appfolio Inc., Class A(a)	4,571	636,375
Bill.Com Holdings Inc.(a)	6,592	613,781
Blackline Inc.(a)	13,490	1,199,396
Bottomline Technologies DE Inc.(a)	11,779	568,455
Box Inc., Class A(a)	46,855	841,047
Cloudera Inc.(a)	80,781	910,402
Cloudflare Inc., Class A(a)	12,798	532,653
Cornerstone OnDemand Inc.(a)	17,247	612,441
Datadog Inc., Class A(a)(b)	8,755	821,744
Dropbox Inc., Class A(a)	69,441	1,579,783
Elastic NV(a)(b)	10,413	1,001,626
Envestnet Inc.(a)(b)	16,626	1,350,031
Everbridge Inc.(a)(b)	10,675	1,524,390
FireEye Inc.(a)	69,235	1,045,449
Five9 Inc.(a)(b)	19,272	2,328,443
LivePerson Inc.(a)	19,136	822,465
Manhattan Associates Inc.(a)	19,728	1,889,745

Security	Shares	Value

Software (continued)
Medallia Inc.(a)	8,613	$264,677
Mimecast Ltd.(a)	17,411	817,098
New Relic Inc.(a)	15,804	1,120,662
Nutanix Inc., Class A(a)	46,870	1,040,045
Pagerduty Inc.(a)	2,926	89,184
Ping Identity Holding Corp.(a)	9,423	323,774
Pluralsight Inc., Class A(a)	30,199	639,313
Q2 Holdings Inc.(a)	15,209	1,430,406
Qualys Inc.(a)	10,410	1,285,427
Rapid7 Inc.(a)	13,968	832,074
SailPoint Technologies Holding Inc.(a)	26,625	838,688
SPS Commerce Inc.(a)	10,856	816,046
SVMK Inc.(a)	28,741	689,209
Tenable Holdings Inc.(a)	13,326	452,151
Varonis Systems Inc.(a)(b)	9,778	1,059,446

		35,091,534

Specialty Retail — 3.0%
Carvana Co.(a)	17,190	2,663,590
Five Below Inc.(a)	17,316	1,885,886
Floor & Decor Holdings Inc., Class A(a)	21,928	1,445,055
Monro Inc.(b)	10,332	581,692
National Vision Holdings Inc.(a)(b)	24,948	798,086

		7,374,309

Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage Inc., Class A(a)	72,156	1,288,706

Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.(a)	8,699	1,820,266
Under Armour Inc., Class A(a)	58,489	615,304
Under Armour Inc., Class C, NVS(a)	60,975	578,653

		3,014,223

Thrifts & Mortgage Finance — 0.1%
Columbia Financial Inc.(a)(b)	15,423	185,539

Trading Companies & Distributors — 0.7%
SiteOne Landscape Supply Inc.(a)	13,006	1,665,158

Water Utilities — 0.4%
American States Water Co.	11,465	881,429

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	14,556	731,730

Total Common Stocks — 99.9% (Cost: $194,836,733)		244,026,161

Short-Term Investments

Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	33,371,007	33,407,715

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	260,000	$260,000

		33,667,715

Total Short-Term Investments — 13.8% (Cost: $33,627,340)		33,667,715

Total Investments in Securities — 113.7% (Cost: $228,464,073)		277,693,876

Other Assets, Less Liabilities — (13.7)%		(33,458,401)

Net Assets — 100.0%		$244,235,475

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$44,610,732	$—	$(11,205,641	)(a)	$12,342	$(9,718)	$33,407,715	33,371,007	$92,808	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	—	(50,000	)(a)	—	—	260,000	260,000	99		—

					$12,342	$(9,718)	$33,667,715		$92,907		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2	09/18/20	$ 148	$5,126

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Small-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$244,026,161	$—	$—	$244,026,161
Money Market Funds	33,667,715	—	—	33,667,715

	$277,693,876	$—	$—	$277,693,876

Derivative financial instruments(a)
Assets
Futures Contracts	$5,126	$—	$—	$5,126

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5